CONTINGENCIES (Details Narrative) - USD ($)								3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 02, 2021	Nov. 10, 2020	Apr. 30, 2018	Oct. 10, 2017	Jun. 13, 2017	May 24, 2017	Sep. 07, 2016	Mar. 31, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Aug. 25, 2020	Jun. 05, 2020	Apr. 09, 2018
Loss Contingencies [Line Items]
Debt principal amount													$ 120,000	$ 150,000
Damages in excess				$ 270,000
Contingencies loss					$ 72,500
Number of common stock shares owed				1,848,130
Contingent liability										$ 115,000
Cash paid as litigation settlement								$ 250,000
Number of shares issued, shares								200,000		8,062,244
Number of shares issued, value									$ 100,031		$ 23,453
Accrued liabilities												$ 54,165
Restricted Stock [Member]
Loss Contingencies [Line Items]
Number of shares issued, shares								115,000
Number of shares issued, value								$ 60,835
Restricted Stock [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Number of shares issued, shares	400,000
Number of shares issued, value	$ 76,400
Loss on settlement	$ 22,235
Minimum [Member]
Loss Contingencies [Line Items]
Damages in excess										$ 200,000
Maximum [Member]
Loss Contingencies [Line Items]
Damages in excess										1,000,000
Debt Settlement Agreement [Member]
Loss Contingencies [Line Items]
Debt principal amount										250,000
Proceeds from convertible debt										$ 250,000
Number of common shares issued for conversion										200,000
Debt conversion amount										$ 268,000
Outstanding convertible debt and accrued interest								$ 268,000		268,000
Consulting Agreement [Member]
Loss Contingencies [Line Items]
Litigation settlement				$ 72,000
Consulting Agreement [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Number of shares issued, shares	650,000
Chetu Inc. [Member]
Loss Contingencies [Line Items]
Litigation settlement							$ 27,335
Litigation settlement interest							$ 4,939
Trade and other payables										$ 47,023	$ 40,227	$ 41,353
Coastal Investment Partners LLC [Member] | Three 8% Convertible Promissory Notes [Member]
Loss Contingencies [Line Items]
Debt principal amount						$ 261,389
Damages in excess						$ 250,000
JSJ Investments Inc [Member]
Loss Contingencies [Line Items]
Cash paid as litigation settlement		$ 100,000
Loss Contingency, Settlement Agreement, Date		November 10, 2020
JSJ Investments Inc [Member] | 10% Convertible Promissory Notes [Member]
Loss Contingencies [Line Items]
Litigation settlement interest			$ 172,845
Debt principal amount															$ 135,000